Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 27, 2025	Sep. 28, 2024	Sep. 30, 2023	Oct. 01, 2022	Oct. 02, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
This disclosure has been prepared in accordance with Item 402(v) of Regulation S-K under the Exchange Act and does not necessarily reflect how the Compensation Committee evaluates compensation decisions in light of Company or individual performance. The Compensation Committee did not consider the pay versus performance disclosure below in making its compensation decisions for any of the fiscal years shown. For discussion of how the Compensation Committee seeks to align pay with performance when making compensation decisions, please review the section above titled “— Compensation Discussion and Analysis.”
Pay Versus Performance Table
The following table sets forth compensation information of our CEOs (Mr. Iger and Mr. Chapek) and our non-CEO NEOs and Company performance for the fiscal years listed below, in accordance with Item 402(v) of Regulation S-K.

Fiscal Year	Summary Compensation Table Total for Mr. Iger[1,2] ($)	Compensation Actually Paid to Mr. Iger[1,3,4] ($)	Summary Compensation Table Total for Mr. Chapek[5,6] ($)	Compensation Actually Paid to Mr. Chapek[3,5] ($)	Average Summary Compensation Table Total for Non-CEO NEOs[7,8] ($)	Average Compensation Actually Paid to Non-CEO NEOs[3,7,9] ($)	Value of an initial $100 Investment Based on:		GAAP Net Income ($ in millions)[12]	Adjusted Total Segment Operating Income[13] ($)
							Total Shareholder Return[10] ($)	Peer Group Total Shareholder Return[10,11] ($)

2025	45,842,574	63,461,475	—	—	12,496,673	16,531,677	94.13	224.99	13,431	17,472
2024	41,114,015	40,704,301	—	—	11,776,689	11,779,931	78.96	180.06	5,773	15,601
2023	31,587,166	21,754,776	9,940,392	6,153,457	8,359,567	6,086,670	66.14	128.38	3,390	12,863
2022	—	—	24,183,003	2,102,205	11,755,869	-10,064,462	76.97	96.57	3,505	12,121
2021	—	—	32,464,293	41,482,221	20,269,748	44,993,365	143.62	130.93	2,507	4,055
1Mr. Iger has served as the Company’s CEO since November 20, 2022. Mr. Iger also served as Executive Chairman from February 24, 2020 until his retirement on December 31, 2021. Values shown relate to Mr. Iger’s service as CEO during fiscal 2025, fiscal 2024 and fiscal 2023.
2Represents the amount of total compensation reported for our CEO, Mr. Iger, in the “Total” column of the Summary Compensation Table for each of fiscal 2025, fiscal 2024 and fiscal 2023.
3We made certain assumptions in valuing equity for our compensation actually paid (“CAP”) calculations to determine the fair value or change in fair value as of the applicable year-end date. The assumptions used for each valuation date included stock price, risk-free rate, stock price volatility, expected exercise behavior and the probable outcome of any applicable performance conditions. These assumptions were determined based on the same methodologies as used to determine grant date fair values and were estimated in accordance with FASB ASC Topic 718.
4The dollar amounts reported in the “Compensation Actually Paid to Mr. Iger” column have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized or received by the CEO during the fiscal year. These amounts reflect the amount set forth in the “Total” column of the Summary Compensation Table for the most recently completed fiscal year, with certain adjustments as described in the table below, in accordance with the requirements of Item 402(v) of Regulation S-K. Amounts in the below reconciliation table may not sum to total due to rounding:

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for Mr. Iger	Fiscal 2025 ($)

Summary Compensation Table Total	45,842,574
Minus: Aggregate Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	35,000,063
Plus: Fair Value at Fiscal Year-End of Option and Stock Awards Granted in Fiscal Year That Were Outstanding and Unvested at Fiscal Year-End	40,253,067
Plus: Year-Over-Year Change in Fair Value at Fiscal Year-End of Option and Stock Awards Granted in Any Prior Fiscal Year That Were Outstanding and Unvested at Fiscal Year-End	7,828,628
Plus: Fair Value at Vesting Date of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—
Plus: Change in Fair Value as of Vesting Date (From the End of the Prior Fiscal Year) of Option and Stock Awards Granted in Any Prior Fiscal Year For Which All Applicable Vesting Conditions Were Satisfied at the End of or During Fiscal Year	4,090,328

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for Mr. Iger	Fiscal 2025 ($)

Minus: Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Any Prior Fiscal Year That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—
Plus: Value of Dividends or Other Earnings Paid on Option and Stock Awards in the Fiscal Year Not Otherwise Reflected in Total Compensation for the Fiscal Year	446,941
Minus: Aggregate Change in Actuarial Present Value of Accumulated Pension Benefits From the Summary Compensation Table for the Fiscal Year	—
Plus: Aggregate Pension Service Costs in Fiscal Year	—
Compensation Actually Paid	63,461,475

5Mr. Chapek served as the Company’s CEO during fiscal 2022 and fiscal 2021 until his separation during fiscal 2023.
6Represents the amount of total compensation reported for Mr. Chapek in the “Total” column of the Summary Compensation Table for each fiscal year presented.
7The individuals comprising the non-CEO NEOs are as follows:
Fiscal 2025: Ms. Coleman, Mr. Johnston, Mr. Gutierrez, Ms. Schake
    Fiscal 2024: Ms. Coleman, Mr. Johnston, Mr. Gutierrez, Kevin Lansberry, Ms. Schake
Fiscal 2023: Ms. Coleman, Mr. Gutierrez, Mr. Lansberry, Christine McCarthy, Ms. Schake
    Fiscal 2022: Mr. Gutierrez, Mr. Iger, Ms. McCarthy, Geoffrey Morrell, Paul Richardson, Ms. Schake
    Fiscal 2021: Alan Braverman, Mr. Iger, Ms. McCarthy, Zenia Mucha, Jayne Parker
8Represents the average of the amounts of total compensation reported for our non-CEO NEOs, as a group, in the “Total” column of the Summary Compensation Table for each fiscal year presented.
9The dollar amounts reported in the ”Average Compensation Actually Paid to Non-CEO NEOs” column have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized or received by the non-CEO NEOs. These amounts reflect the average of the amounts set forth in the ”Total” column of the Summary Compensation Table for the most recently completed fiscal year for the applicable non-CEO NEOs, with certain adjustments as described in the table below, in accordance with the requirements of Item 402(v) of Regulation S-K. Amounts in the below reconciliation table may not sum to total due to rounding:

Reconciliation of Average Summary Compensation Table Total to Average Compensation Actually Paid for Non-CEO NEOs	Fiscal 2025 ($)

Summary Compensation Table Total	12,496,673
Minus: Aggregate Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	7,397,804
Plus: Fair Value at Fiscal Year-End of Option and Stock Awards Granted in Fiscal Year That Were Outstanding and Unvested at Fiscal Year-End	8,596,924
Plus: Year-Over-Year Change in Fair Value at Fiscal Year-End of Option and Stock Awards Granted in Any Prior Fiscal Year That Were Outstanding and Unvested at Fiscal Year-End	2,004,861
Plus: Fair Value at Vesting Date of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—
Plus: Change in Fair Value as of Vesting Date (From the End of the Prior Fiscal Year) of Option and Stock Awards Granted in Any Prior Fiscal Year For Which All Applicable Vesting Conditions Were Satisfied at the End of or During Fiscal Year	728,679
Minus: Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Any Prior Fiscal Year That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—
Plus: Value of Dividends or Other Earnings Paid on Option and Stock Awards in the Fiscal Year Not Otherwise Reflected in Total Compensation for the Fiscal Year	106,538
Minus: Aggregate Change in Actuarial Present Value of Accumulated Pension Benefits From the Summary Compensation Table for the Fiscal Year	24,731
Plus: Aggregate Pension Service Costs in Fiscal Year	20,536
Compensation Actually Paid	16,531,677
10Values in these columns were calculated in the same manner as required under Item 201(e) of Regulation S-K. Total Shareholder Return (“TSR”) represents the cumulative return on a fixed investment of $100 in the common stock (including reinvested dividends) of (a) the Company and (b) our general industry peer group, respectively, for the period starting October 3, 2020, through the last day of the listed fiscal year.
For purposes of calculating Peer Group TSR, we used the following peer companies from our general industry peer group for each fiscal year:
–Fiscal 2025: Alphabet Inc., Amazon.com, Inc., Apple Inc., AT&T Inc., Charter Communications, Inc., Comcast Corporation, International Business Machines Corporation, Meta Platforms, Inc., Microsoft Corporation, Netflix, Inc., NIKE, Inc., Oracle Corporation, Paramount Global (now Paramount Skydance Corporation), Salesforce, Inc., T-Mobile US, Inc., Uber Technologies, Inc., Verizon Communications Inc., Warner Bros. Discovery, Inc. For fiscal 2025, Uber Technologies, Inc., was added due to its technology focus, global business-to-consumer market, growth trajectory and transaction-heavy platform that aligns with several of the Company’s key competencies.
–Fiscal 2024: Alphabet Inc., Amazon.com, Inc., Apple Inc., AT&T Inc., Charter Communications, Inc., Comcast Corporation, International Business Machines Corporation, Meta Platforms, Inc., Microsoft Corporation, Netflix, Inc., NIKE, Inc., Oracle Corporation, Paramount Global (now Paramount Skydance Corporation), Salesforce, Inc., T-Mobile US, Inc., Verizon Communications Inc., Warner Bros. Discovery, Inc. For fiscal 2024, Salesforce was added due to its subscription-based technology focus and recurring revenue model, and T-Mobile US was added due to its continued valuation growth, comparable financial size and strong consumer focus.
11Peer Group TSR for each of fiscal years 2021, 2022, 2023, 2024 and 2025 was calculated using the fiscal 2025 general industry peer group identified in the immediately preceding footnote. Had the fiscal 2024 general industry peer group identified in the immediately preceding footnote been used for the five fiscal years instead, Peer Group TSR would have resulted in the following:
2025: $224.27
2024: $179.61
2023: $128.26
2022: $96.74
2021: $131.00
12Reflects net income calculated in accordance with generally accepted accounting principles (”GAAP”) in the Company’s Consolidated Statements of Income included in the Company’s Annual Reports on Form 10-K for the applicable fiscal year.
13“Adjusted Total Segment Operating Income” consists of total segment operating income, as adjusted based on the Compensation Committee's evaluation against the bonus plan performance each fiscal year. ”Total segment operating income” consists of the total of segment operating income from each of our segments, which is equivalent to income from continuing operations before income taxes, adjusted for equity in the loss of the India joint venture (for fiscal 2025), for corporate and unallocated shared expenses, restructuring and impairment charges, A+E gain (for fiscal 2023), net other (income) expense, net interest expense, amortization of TFCF and Hulu intangible assets and fair value step-up on film and television costs and the impact of content license early terminations (for fiscal 2022). In addition, in fiscal 2021 the Committee adjusted actual total segment operating income to exclude the net benefits the Company received from timing variances related to the pandemic, such as savings from delayed programming and domestic parks operating efficiencies, partially offset by delays in park openings. We determined Adjusted Total Segment Operating Income to be the most important financial performance measure used to link Company performance to CAP to Mr. Iger and our non-CEO NEOs in fiscal 2025, as required pursuant to Item 402(v) of Regulation S-K. This performance measure may not have been the most important financial performance measure for prior fiscal years, and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	Adjusted Total Segment Operating Income
Named Executive Officers, Footnote	Mr. Iger has served as the Company’s CEO since November 20, 2022.Mr. Chapek served as the Company’s CEO during fiscal 2022 and fiscal 2021 until his separation during fiscal 2023.The individuals comprising the non-CEO NEOs are as follows:
Fiscal 2025: Ms. Coleman, Mr. Johnston, Mr. Gutierrez, Ms. Schake
    Fiscal 2024: Ms. Coleman, Mr. Johnston, Mr. Gutierrez, Kevin Lansberry, Ms. Schake
Fiscal 2023: Ms. Coleman, Mr. Gutierrez, Mr. Lansberry, Christine McCarthy, Ms. Schake
    Fiscal 2022: Mr. Gutierrez, Mr. Iger, Ms. McCarthy, Geoffrey Morrell, Paul Richardson, Ms. Schake
    Fiscal 2021: Alan Braverman, Mr. Iger, Ms. McCarthy, Zenia Mucha, Jayne Parker

Peer Group Issuers, Footnote
For purposes of calculating Peer Group TSR, we used the following peer companies from our general industry peer group for each fiscal year:
–Fiscal 2025: Alphabet Inc., Amazon.com, Inc., Apple Inc., AT&T Inc., Charter Communications, Inc., Comcast Corporation, International Business Machines Corporation, Meta Platforms, Inc., Microsoft Corporation, Netflix, Inc., NIKE, Inc., Oracle Corporation, Paramount Global (now Paramount Skydance Corporation), Salesforce, Inc., T-Mobile US, Inc., Uber Technologies, Inc., Verizon Communications Inc., Warner Bros. Discovery, Inc. For fiscal 2025, Uber Technologies, Inc., was added due to its technology focus, global business-to-consumer market, growth trajectory and transaction-heavy platform that aligns with several of the Company’s key competencies.
–Fiscal 2024: Alphabet Inc., Amazon.com, Inc., Apple Inc., AT&T Inc., Charter Communications, Inc., Comcast Corporation, International Business Machines Corporation, Meta Platforms, Inc., Microsoft Corporation, Netflix, Inc., NIKE, Inc., Oracle Corporation, Paramount Global (now Paramount Skydance Corporation), Salesforce, Inc., T-Mobile US, Inc., Verizon Communications Inc., Warner Bros. Discovery, Inc. For fiscal 2024, Salesforce was added due to its subscription-based technology focus and recurring revenue model, and T-Mobile US was added due to its continued valuation growth, comparable financial size and strong consumer focus.

Adjustment To PEO Compensation, Footnote	The dollar amounts reported in the “Compensation Actually Paid to Mr. Iger” column have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized or received by the CEO during the fiscal year. These amounts reflect the amount set forth in the “Total” column of the Summary Compensation Table for the most recently completed fiscal year, with certain adjustments as described in the table below, in accordance with the requirements of Item 402(v) of Regulation S-K. Amounts in the below reconciliation table may not sum to total due to rounding:

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for Mr. Iger	Fiscal 2025 ($)

Summary Compensation Table Total	45,842,574
Minus: Aggregate Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	35,000,063
Plus: Fair Value at Fiscal Year-End of Option and Stock Awards Granted in Fiscal Year That Were Outstanding and Unvested at Fiscal Year-End	40,253,067
Plus: Year-Over-Year Change in Fair Value at Fiscal Year-End of Option and Stock Awards Granted in Any Prior Fiscal Year That Were Outstanding and Unvested at Fiscal Year-End	7,828,628
Plus: Fair Value at Vesting Date of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—
Plus: Change in Fair Value as of Vesting Date (From the End of the Prior Fiscal Year) of Option and Stock Awards Granted in Any Prior Fiscal Year For Which All Applicable Vesting Conditions Were Satisfied at the End of or During Fiscal Year	4,090,328

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for Mr. Iger	Fiscal 2025 ($)

Minus: Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Any Prior Fiscal Year That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—
Plus: Value of Dividends or Other Earnings Paid on Option and Stock Awards in the Fiscal Year Not Otherwise Reflected in Total Compensation for the Fiscal Year	446,941
Minus: Aggregate Change in Actuarial Present Value of Accumulated Pension Benefits From the Summary Compensation Table for the Fiscal Year	—
Plus: Aggregate Pension Service Costs in Fiscal Year	—
Compensation Actually Paid	63,461,475

Non-PEO NEO Average Total Compensation Amount	$ 12,496,673	$ 11,776,689	$ 8,359,567	$ 11,755,869	$ 20,269,748
Non-PEO NEO Average Compensation Actually Paid Amount	$ 16,531,677	11,779,931	6,086,670	(10,064,462)	44,993,365
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in the ”Average Compensation Actually Paid to Non-CEO NEOs” column have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized or received by the non-CEO NEOs. These amounts reflect the average of the amounts set forth in the ”Total” column of the Summary Compensation Table for the most recently completed fiscal year for the applicable non-CEO NEOs, with certain adjustments as described in the table below, in accordance with the requirements of Item 402(v) of Regulation S-K. Amounts in the below reconciliation table may not sum to total due to rounding:

Reconciliation of Average Summary Compensation Table Total to Average Compensation Actually Paid for Non-CEO NEOs	Fiscal 2025 ($)

Summary Compensation Table Total	12,496,673
Minus: Aggregate Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	7,397,804
Plus: Fair Value at Fiscal Year-End of Option and Stock Awards Granted in Fiscal Year That Were Outstanding and Unvested at Fiscal Year-End	8,596,924
Plus: Year-Over-Year Change in Fair Value at Fiscal Year-End of Option and Stock Awards Granted in Any Prior Fiscal Year That Were Outstanding and Unvested at Fiscal Year-End	2,004,861
Plus: Fair Value at Vesting Date of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—
Plus: Change in Fair Value as of Vesting Date (From the End of the Prior Fiscal Year) of Option and Stock Awards Granted in Any Prior Fiscal Year For Which All Applicable Vesting Conditions Were Satisfied at the End of or During Fiscal Year	728,679
Minus: Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Any Prior Fiscal Year That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—
Plus: Value of Dividends or Other Earnings Paid on Option and Stock Awards in the Fiscal Year Not Otherwise Reflected in Total Compensation for the Fiscal Year	106,538
Minus: Aggregate Change in Actuarial Present Value of Accumulated Pension Benefits From the Summary Compensation Table for the Fiscal Year	24,731
Plus: Aggregate Pension Service Costs in Fiscal Year	20,536
Compensation Actually Paid	16,531,677

Compensation Actually Paid vs. Total Shareholder Return
The following charts show graphically the relationships over the past five fiscal years of the CAP amounts for our CEOs and average CAP amounts for our non-CEO NEOs as compared, in each case, to our cumulative TSR, peer group TSR, our GAAP net income and our Adjusted Total Segment Operating Income.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
The following table lists the six financial performance measures that, in the Company’s assessment, represent the most important performance measures used to link CAP for our NEOs to Company performance for fiscal 2025.

Performance Metrics
Adjusted Total Segment Operating Income
Adjusted Revenue
Adjusted After-Tax Free Cash Flow
Return on Invested Capital
Adjusted EPS Growth
TSR Performance Relative to the S&P 500 Media and Entertainment Index

Total Shareholder Return Amount	$ 94.13	78.96	66.14	76.97	143.62
Peer Group Total Shareholder Return Amount	224.99	180.06	128.38	96.57	130.93
Net Income (Loss)	$ 13,431	$ 5,773	$ 3,390	$ 3,505	$ 2,507
Company Selected Measure Amount	17,472	15,601	12,863	12,121	4,055
PEO Name	Mr. Iger	Mr. Iger	Mr. Iger	Mr. Chapek	Mr. Chapek
Peer Group Total Shareholder Return Under Prior Year Peer Group Amount	$ 224.27	$ 179.61	$ 128.26	$ 96.74	$ 131.00
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Total Segment Operating Income
Non-GAAP Measure Description	Adjusted Total Segment Operating Income” consists of total segment operating income, as adjusted based on the Compensation Committee's evaluation against the bonus plan performance each fiscal year. ”Total segment operating income” consists of the total of segment operating income from each of our segments, which is equivalent to income from continuing operations before income taxes, adjusted for equity in the loss of the India joint venture (for fiscal 2025), for corporate and unallocated shared expenses, restructuring and impairment charges, A+E gain (for fiscal 2023), net other (income) expense, net interest expense, amortization of TFCF and Hulu intangible assets and fair value step-up on film and television costs and the impact of content license early terminations (for fiscal 2022). In addition, in fiscal 2021 the Committee adjusted actual total segment operating income to exclude the net benefits the Company received from timing variances related to the pandemic, such as savings from delayed programming and domestic parks operating efficiencies, partially offset by delays in park openings. We determined Adjusted Total Segment Operating Income to be the most important financial performance measure used to link Company performance to CAP to Mr. Iger and our non-CEO NEOs in fiscal 2025, as required pursuant to Item 402(v) of Regulation S-K. This performance measure may not have been the most important financial performance measure for prior fiscal years, and we may determine a different financial performance measure to be the most important financial performance measure in future years.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted After-Tax Free Cash Flow
Measure:: 4
Pay vs Performance Disclosure
Name	Return on Invested Capital
Measure:: 5
Pay vs Performance Disclosure
Name	Adjusted EPS Growth
Measure:: 6
Pay vs Performance Disclosure
Name	TSR Performance Relative to the S&P 500 Media and Entertainment Index
Mr. Iger [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 45,842,574	41,114,015	31,587,166	0	0
PEO Actually Paid Compensation Amount	63,461,475	40,704,301	21,754,776	0	0
Mr. Iger [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Mr. Iger [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Mr. Iger [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(35,000,063)
Mr. Iger [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	40,253,067
Mr. Iger [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,828,628
Mr. Iger [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Mr. Iger [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,090,328
Mr. Iger [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Mr. Iger [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	446,941
Mr. Chapek [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	0	0	9,940,392	24,183,003	32,464,293
PEO Actually Paid Compensation Amount	0	$ 0	$ 6,153,457	$ 2,102,205	$ 41,482,221
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(24,731)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,536
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,397,804)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,596,924
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,004,861
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	728,679
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 106,538